Earnings Per Share - Schedule of Potentially Dilutive Securities (Details) (10-K) - shares	9 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Total Potentially dilutive securities	4,892,162		4,277,387	4,388,704	3,408,452
Stock Options [Member]
Total Potentially dilutive securities	4,567,750	3,981,276		4,092,593	3,408,452
Convertible Note [Member]
Total Potentially dilutive securities	324,412		296,111	296,111